Transactions with related parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Assets:
Due from related party, non-current	$ 1,350	$ 1,350
Liabilities included in Due to related party:
Due to related party, current	618	1,706
Security deposits to Manager (a) [Member]
Assets:
Due from related party, non-current	1,350	1,350
Working capital due to Manager (a) [Member]
Liabilities included in Due to related party:
Due to related party, current	356	1,032
Executive service charges due to Manager (d) [Member]
Liabilities included in Due to related party:
Due to related party, current	162	159
Administrative service charges due to Manager (e) [Member]
Liabilities included in Due to related party:
Due to related party, current	30	30
Other Partnership expenses due to Manager [Member]
Liabilities included in Due to related party:
Due to related party, current	$ 70	$ 485